                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: __________________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.
Address: 121 South Main St. 4th Floor
         Providence, RI 02903

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Gardner
Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:


Thomas E. Gardner                       Providence, RI   10/07/2011
-------------------------------------   --------------   ----------
[Signature]                             [City, State]      (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name:
--------------------   -----
28-6868                John Michael Costello
28-                    Peter J. Corsi, Jr.
28-                    Kenneth W. Thomae
28-                    Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               4
Form 13F Information Table Entry Total:        122
Form 13F Information Table Value Total: $  239,517
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-6868                John Michael Costello
      28-                    Peter J. Corsi, Jr.
      28-                    Kenneth W. Thomae
      28-                    Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

     30-Sep-11

                                                                                                          Voting Authority
                                                             Value   Shares/ Sh/ Put/ Invstmt   Other  ---------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers Sole  Shared   None
------------------------------ -------------- ------------ -------- -------- --- ---- ------- -------- ----- ------ --------
3M Co.                         COM            88579y101         283     3949 SH       Sole                              3949
AT & T Corp                    COM            00206R102         239     8389 SH       Sole                              8389
Adobe Systems Inc.             COM            00724F101         624    25835 SH       Sole                             25835
Aflac Inc.                     COM            001055102        2058    58894 SH       Sole                             58894
Akamai Technologies, Inc.      COM            00971T101        3952   198822 SH       Sole           3   700          198122
Ambase Corp                    COM            023164106          57    50000 SH       Sole                             50000
American Express Co            COM            025816109         490    10930 SH       Sole                             10930
Anadarko Petroleum Corp        COM            032511107        3314    52569 SH       Sole                             52569
Apple Inc.                     COM            037833100        6347    16647 SH       Sole           1    10           16637
Automatic Data Processing      COM            053015103         236     5020 SH       Sole                              5020
Avon Products                  COM            054303102         217    11075 SH       Sole           3   500           10575
Baidu Inc.                     COM            056752108         832     7790 SH       Sole                              7790
Bank Of America Corp           COM            060505104        4245   693575 SH       Sole       1,2,4 34700          658865
Bank Rhode Island              COM            059690107         487    11504 SH       Sole                             11504
Bank of Ireland ADR            COM            46267Q103          20    20000 SH       Sole         1,2 20000               0
Bank of Nova Scotia Halifax    COM            064149107         220     4400 SH       Sole                              4400
Bed Bath & Beyond              COM            075896100         232     4055 SH       Sole                              4055
Berkshire Hathaway Inc. Cl B   COM            084670702         341     4803 SH       Sole                              4803
CVS/Caremark Corp.             COM            126650100        2699    80355 SH       Sole                             80355
Capital Propy Inc - A Shares   COM            140430109          89    11388 SH       Sole                             11388
CenturyLink Inc.               COM            156700106        2451    74015 SH       Sole           1  1500           72515
Chevron Corporation            COM            166764100         945    10208 SH       Sole                             10208
China Construction Bank        COM            Y1397N101           6    10000 SH       Sole                             10000
Church & Dwight Co, Inc.       COM            171340102        2604    58934 SH       Sole                             58934
Cisco Sys Inc                  COM            17275R102        3748   241830 SH       Sole           1   500          241330
Citigroup Inc                  COM            172967424        3603   140664 SH       Sole                            140664
Coca Cola Co                   COM            191216100         583     8637 SH       Sole                              8637

Colgate-Palmolive Co           COM            194162103        2769    31235 SH       Sole                             31235
Comcast Corp Cl A              COM            20030N101        5370   256737 SH       Sole                            256737
ConocoPhillips                 COM            20825c104         203     3211 SH       Sole                              3211
Cummins Inc.                   COM            231021106        4525    55413 SH       Sole                             55413
Danaher Corp.                  COM            235851102        3133    74703 SH       Sole           3   450           74253
Deere & Co                     COM            244199105        2719    42112 SH       Sole                             42112
Denbury Resources, Inc.        COM            247916208         143    12479 SH       Sole                             12479
Devon Energy Corporation       COM            25179m103        2989    53930 SH       Sole                             53930
Dover Corp                     COM            260003108         423     9083 SH       Sole                              9083
Dryships                       COM            Y2109Q101          95    41000 SH       Sole                             41000
Duke Energy Corporation        COM            26441C105         470    23520 SH       Sole                             23520
Eaton Vance Corp.              COM            278265103         252    11350 SH       Sole                             11350
Ecolab Inc.                    COM            278865100         234     4799 SH       Sole                              4799
Exxon Mobil                    COM            30231g102        6378    87817 SH       Sole                             87817
Financial Select Sector Spdr   COM            81369Y605         276    23425 SH       Sole                             23425
Ford Motor                     COM            345370860         846    87515 SH       Sole                             87515
General Electric Co            COM            369604103        6592   433187 SH       Sole         1,4  3650          429537
Gilead Sciences Inc.           COM            375558103         207     5350 SH       Sole                              5350
Goldman Sachs Group Inc.       COM            38141G104         655     6929 SH       Sole                              6929
H & R Block                    COM            093671105        3657   274824 SH       Sole                            274824
Hanesbrands Inc.               COM            410345102        2326    93006 SH       Sole                             93006
Hasbro Inc                     COM            418056107         948    29098 SH       Sole                             29098
Home Depot Inc                 COM            437076102        3690   112263 SH       Sole                            112263
Huntington Bancshares          COM            446150104        1126   234603 SH       Sole           1 13000          221603
IShares Tr MSCI Emerging Marke COM            464287234        5435   154872 SH       Sole           1   650          154222
Independent Bank Corp Ma       COM            453836108        3599   165560 SH       Sole                            165560
Ingersoll Rand                 COM            G47791101         757    26950 SH       Sole                             26950
Insituform Technologies Cl A   COM            457667103         292    25298 SH       Sole                             25298
Intel Corp                     COM            458140100        1828    85719 SH       Sole                             85719
Intl Business Mach             COM            459200101        1208     6913 SH       Sole                              6913
J P Morgan Chase & Co          COM            46625H100        4317   143333 SH       Sole                            143333
Jacobs Engr Group Inc          COM            469814107        3424   106069 SH       Sole           1   500          105569
Johnson & Johnson              COM            478160104        3845    60384 SH       Sole                             60384
Kimberly Clark Corp            COM            494368103        4670    65767 SH       Sole                             65767
Kinder Morgan Inc.             COM            49455P101        2242    86611 SH       Sole                             86611
Kinder Morgan Management       COM            49455U100          65     1108 SH       Sole           1  1108               0
Long Distance Int'l Inc.       COM            542904107           0   135000 SH       Sole                            135000

MGM Mirage                     COM            552953101           4      400 SH       Sole           4   400               0
Merck & Co Inc                 COM            58933Y105         318     9735 SH       Sole                              9735
Mettler-Toledo Int'l           COM            592688105        5666    40489 SH       Sole                             40489
Microsoft Corp                 COM            594918104        1480    59496 SH       Sole                             59496
Monsanto Company               COM            61166W101         987    16452 SH       Sole                             16452
Morgan Stanley Group Inc       COM            617446448        2237   165590 SH       Sole                            165590
Nextera Energy Inc.            COM            302571104        3448    63837 SH       Sole                             63837
Occidental Petroleum Corp      COM            674599105        3052    42691 SH       Sole                             42691
Oracle Corporation             COM            68389X105        6636   230913 SH       Sole                            230913
PPG Industries                 COM            693506107         333     4717 SH       Sole                              4717
Paid Inc.                      COM            69561N204           3    15000 SH       Sole                             15000
Pepsico Inc                    COM            713448108        4136    66829 SH       Sole                             66829
Pfizer Inc                     COM            717081103        4337   245336 SH       Sole                            245336
Powershares DB Multisector     COM            73936B705        2735   147449 SH       Sole                            147449
Powershares QQQ Trust          COM            73935A104         837    15955 SH       Sole           1  2500           13455
Procter & Gamble Co            COM            742718109        2393    37876 SH       Sole                             37876
Pro Shares Trust Ultr Finance  COM            74347X6334        133     3600 SH       Sole         1,2  3600               0
Qualcomm Inc                   COM            747525103       24327   500267 SH       Sole           1  8252          492015
Royal Dutch Shell              COM            780259206        1043    16955 SH       Sole                             16955
S&P Depository Receipts Spdr   COM            78462F103         317     2807 SH       Sole           1   832            1975
Sara Lee Corp                  COM            803111103        1062    64975 SH       Sole                             64975
Schlumberger Limited           COM            806857108        3423    57310 SH       Sole                             57310
Sprott Resource Corp           COM            85207D103          38    10000 SH       Sole                             10000
State Street Corp              COM            857477103         537    16728 SH       Sole                             16728
TJX Companies, Inc.            COM            872540109        1805    32545 SH       Sole                             32545
Target Corp.                   COM            87612e106         458     9350 SH       Sole                              9350
Teva Pharmaceutical Industries COM            881624209        4033   108381 SH       Sole                            108381
Thermo Fisher Scientific Inc.  COM            883556102        3460    68343 SH       Sole                             68343
Toll Brothers Inc.             COM            889478103         276    19175 SH       Sole                             19175
Travelers Cos                  COM            89417E109        2738    56196 SH       Sole                             56196
Universal Health Rlty Income T COM            91359E105         362    10775 SH       Sole                             10775
Verizon Communications         COM            92343V104         330     8978 SH       Sole                              8978
Virginia Commerce Bancorp      COM            92778q109          58    10000 SH       Sole                             10000
Walgreen Company               COM            931422109         832    25300 SH       Sole                             25300
Walmart de Mexico              COM            P98180105           3     1500 SH       Sole           4  1500               0
Wash Tr Bancorp Inc            COM            940610108        1668    84368 SH       Sole           1  2000           82368
Weatherford Int'l              COM            H27013103        2593   212429 SH       Sole           1  2000          210429

Wells Fargo & Co New           COM            949746101        1051    43584 SH       Sole                             43584
Weyerhauser                    COM            962166104        2827   181814 SH       Sole                            181814
iShares MSCI EAFE Index        COM            464287465        3514    73551 SH       Sole                             73551
iShares MSCI Pacific ex-Japan  COM            464286665         700    19050 SH       Sole                             19050
Enbridge Energy Partnershp LP                 29250R106         686    24975 SH       Sole                             24975
Enterprise Products Pptns LP                  293792107         351     8750 SH       Sole                              8750
Kinder Morgan Energypartners L                494550106        9152   133844 SH       Sole           1  1000          132844
Magellan Midstream Partners LP                559080106        2162    35810 SH       Sole                             35810
Plains All Amer. Pipeline                     726503105        3491    59265 SH       Sole                             59265
American Century Mid Cap Value                025076654         566 51265.23 SH       Sole                          51265.23
American New Perspective                      648018109         257 10330.79 SH       Sole                          10330.79
Artisan Mid Cap                               041314H30         226 7277.446 SH       Sole                          7277.446
Columbia Small Cap Fd Cl Z                    19764W584         181  13603.3 SH       Sole                           13603.3
Fairholme Fund                                304871106        1124 46795.74 SH       Sole           1 90.23        46705.51
Growth Fund of America Cl A                   399874106         357 13412.11 SH       Sole                          13412.11
Heartland Value Plus                          422352500         369 15227.95 SH       Sole                          15227.95
Litman Gergory Mast Int'l                     53700T207         149 12255.97 SH       Sole                          12255.97
Spartan US Eqty Index                         315911206         896  22286.7 SH       Sole                           22286.7
Vanguard Index Tr 500                         922908108         359 3450.346 SH       Sole                          3450.346
Wells Fargo Sm/Mid Cap Value                  949915268         371 28621.67 SH       Sole                          28621.67
REPORT SUMMARY                 122            DATA RECORDS   239517            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.

1. J. Michael Costello
2. Kenneth W. Thomae
3. Peter J. Corsi, Jr.
4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.